CONNER & WINTERS, LLP

LAWYERS

4000 ONE WILLIAMS CENTER

TULSA, OKLAHOMA 74172-0148

(918) 586-5711

FAX (918) 586-8548

WRITER’S DIRECT NUMBER

(918) 586-8961

WRITER’S FAX NUMBER

(918) 586-8661

WRITER’S E-MAIL ADDRESS

mberman@cwlaw.com

June 30, 2006

Securities and Exchange Commission

100 F Street, N.E.,

Washington, D.C. 20549

Re:	Willbros Group, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Willbros Group, Inc. (the “Company”), submitted herewith for filing with your office pursuant to the Securities Act of 1933, as amended, and Regulation S-T promulgated thereunder, is a complete Registration Statement on Form S-1, including exhibits, covering the resale of the common stock of the Company issuable upon conversion of $84.5 million of the Company’s 6.5% senior convertible notes.

The registration fee of $12,244 has been submitted by wire transfer to the lock box depository as provided in Rule 3a of the Commission’s Rules Relating to Informal and Other Procedures.

If you have any questions, please do not hesitate to call me at (918) 586-8961.

Very truly yours,

/s/ Mark D. Berman

    Mark D. Berman

Enclosures

xc:	Mr. Warren L. Williams
Willbros Group, Inc.